UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York         August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $178,450
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number            Name

1.   028-13770                       Broadwood Partners, L.P.
     -----------------------         ---------------------------------------


                                                  FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6       COL 7       COLUMN 8

                                                            VALUE     SHS OR    SH/ PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE   SHARED   NONE
--------------                --------------    -----       --------  -------   --- ----  ----------      ----  -----  -------  ----
BIOTIME INC                   COM               09066L105   42,315    6,869,249 SH        Shared-Defined  1            6,869,249
BIOTIME INC                   *W EXP 10/31/201  09066L147    6,196    1,408,143 SH        Shared-Defined  1            1,408,143
COMARCO INC                   COM               200080109    3,701    1,548,636 SH        Shared-Defined  1            1,548,636
DEUTSCHE BK AG LDN BRH        PS GOLD SH ETN    25154H731    1,955      111,800 SH        Shared-Defined  1              111,800
HANSEN NAT CORP               COM               411310105   32,053      819,568 SH        Shared-Defined  1              819,568
INVERNESS MED INNOVATIONS IN  PFD CONV SER B    46126P304   12,160       61,676 SH        Shared-Defined  1               61,676
PALOMAR MED TECHNOLOGIES INC  COM NEW           697529303    6,450      576,400 SH        Shared-Defined  1              576,400
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101   36,538    3,578,660 SH        Shared-Defined  1            3,578,660
SOLTA MED INC                 COM               83438K103    2,027    1,066,587 SH        Shared-Defined  1            1,066,587
STAAR SURGICAL CO             COM PAR $0.01     852312305   34,484    6,028,638 SH        Shared-Defined  1            6,028,638
ZEBRA TECHNOLOGIES CORP       CL A              989207105      571       22,500 SH        Shared-Defined  1               22,500



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